Consolidated Statement of Stockholders' Equity - USD ($) $ in Thousands	Total	Mt Signal	Acquired Projects	Class A Common Stock	Class A Common Stock IPO	Class A Common Stock Private Placement at IPO	Class A Common Stock Private Placement	Common Class B	Common Class B Member Units	Common Class B1	Common Class B1 Member Units	Total - Parent	Total - Parent Mt Signal	Total - Parent Acquired Projects	Total - Parent Class A Common Stock	Total - Parent Class A Common Stock IPO	Total - Parent Class A Common Stock Private Placement at IPO	Total - Parent Class A Common Stock Private Placement	Total - Parent Common Class B	Total - Parent Common Class B Member Units	Total - Parent Common Class B1	Total - Parent Common Class B1 Member Units	Controlling Interest	Controlling Interest Mt Signal	Controlling Interest Acquired Projects	Controlling Interest Class A Common Stock	Controlling Interest Class A Common Stock IPO	Controlling Interest Class A Common Stock Private Placement at IPO	Controlling Interest Class A Common Stock Private Placement	Controlling Interest Common Class B	Controlling Interest Common Class B Member Units	Controlling Interest Common Class B1	Controlling Interest Common Class B1 Member Units	Preferred Stock	Common Stock Class A Common Stock	Common Stock Class A Common Stock IPO	Common Stock Class A Common Stock Private Placement at IPO	Common Stock Class A Common Stock Private Placement	Common Stock Common Class B	Common Stock Common Class B IPO	Common Stock Common Class B1	Additional Paid-in Capital	Additional Paid-in Capital Class A Common Stock	Additional Paid-in Capital Class A Common Stock IPO	Additional Paid-in Capital Class A Common Stock Private Placement at IPO	Additional Paid-in Capital Class A Common Stock Private Placement	Additional Paid-in Capital Common Class B Member Units	Additional Paid-in Capital Common Class B1	Additional Paid-in Capital Common Class B1 Member Units	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total - Non-controlling Interests	Total - Non-controlling Interests Mt Signal	Total - Non-controlling Interests Acquired Projects	Total - Non-controlling Interests Class A Common Stock	Total - Non-controlling Interests Class A Common Stock IPO	Total - Non-controlling Interests Class A Common Stock Private Placement at IPO	Total - Non-controlling Interests Class A Common Stock Private Placement	Total - Non-controlling Interests Common Class B	Total - Non-controlling Interests Common Class B Member Units	Total - Non-controlling Interests Common Class B1	Total - Non-controlling Interests Common Class B1 Member Units	Non-controlling Interests - Capital	Non-controlling Interests - Capital Mt Signal	Non-controlling Interests - Capital Acquired Projects	Non-controlling Interests - Capital Common Class B Member Units	Non-controlling Interests - Capital Common Class B1	Non-controlling Interests - Capital Common Class B1 Member Units	Non-controlling Interests - Accumulated Deficit	Non-controlling Interests - Accumulated Other Comprehensive Income (Loss)
Beginning balance at Dec. 31, 2011	$ 29,801											$ 29,801											$ 29,801											$ 0	$ 0				$ 0		$ 0	$ 0								$ 0	$ 0	$ 0											$ 0						$ 0	$ 0
Beginning balance (in shares) at Dec. 31, 2011																																		0	0				0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuances of equity related to acquisition										$ 0
Net (loss) income	(790)											(790)											(790)																													0
Contributions from SunEdison	6,484											6,484											6,484																													0
Distributions to SunEdison	(5,466)											(5,466)											(5,466)																													0
Other comprehensive loss	0
Ending balance at Dec. 31, 2012	30,029											30,029											30,029											$ 0	$ 0				$ 0		$ 0	0								0	0	0											0						0	0
Ending balance (in shares) at Dec. 31, 2012																																		0	0				0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuances of equity related to acquisition										$ 0
Net (loss) income	(1,912)											(1,912)											(1,912)																													0
Contributions from SunEdison	55,047											55,047											55,047																													0
Distributions to SunEdison	(80,490)											(80,490)											(80,490)																													0
Other comprehensive loss	0
Sale of membership interests in projects	12,778											0											0																													12,778											12,778
Ending balance at Dec. 31, 2013	15,452											2,674											2,674											$ 0	$ 0				$ 0		$ 0	0								0	0	12,778											12,778						0	0
Ending balance (in shares) at Dec. 31, 2013				0				0		0																								0	0				0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
New issuances of common stock				$ 0				$ 0							$ 0				$ 0							$ 0				$ (657)					$ 14				$ 657				$ (14)												$ 0				$ 0
New issuances of common stock (in shares)																																			4,977,000				65,709,000
Net (loss) income	(10,505)											(11,148)											(11,148)																													643																	643
Contributions from SunEdison	417,590											417,590											417,590																													0
Stock-based compensation	566											566											0																			566										0
Consolidation of redeemable non-controlling interests		$ 146,000	$ 74,460										$ 0	$ 0										$ 0	$ 0																												$ 146,000	$ 74,460										$ 146,000	$ 74,460
Sale of membership interests in projects	1,928											0											0																													1,928											1,928
Ending balance at Jul. 23, 2014	645,491											409,682											408,459											$ 0	$ 14				$ 657		$ 0	552								0	0	235,809											235,166						643	0
Ending balance (in shares) at Jul. 23, 2014																																		0	4,977,000				65,709,000		0
Beginning balance at Dec. 31, 2013	15,452											2,674											2,674											$ 0	$ 0				$ 0		$ 0	0								0	0	12,778											12,778						0	0
Beginning balance (in shares) at Dec. 31, 2013				0				0		0																								0	0				0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuances of equity related to acquisition										$ 146,000
Net (loss) income	(81,923)		12,487
Other comprehensive loss	(5,466)
Ending balance at Dec. 31, 2014	$ 1,515,921											472,099											0											$ 0	$ 387				$ 645		$ 58	498,263								(25,617)	(1,637)	1,043,822											1,092,809						(45,158)	(3,829)
Ending balance (in shares) at Dec. 31, 2014	112,584,638			42,218,000				64,526,000		5,840,000																								0	42,218,000				64,526,000		5,840,000
Beginning balance at Jul. 23, 2014	$ 645,491											409,682											408,459											$ 0	$ 14				$ 657		$ 0	552								0	0	235,809											235,166						643	0
Beginning balance (in shares) at Jul. 23, 2014																																		0	4,977,000				65,709,000		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
New issuances of common stock					$ 368,621	$ 65,000	$ 336,800	$ 0	$ 0							$ 368,621	$ 65,000	$ 336,800	$ 0	$ (634,963)							$ 0	$ 0	$ 0	$ (58)	$ (412,017)					$ 231	$ 26	$ 116	$ 58	$ (70)				$ 368,460	$ 64,974	$ 336,684	$ (222,946)									$ 0	$ 0	$ 0	$ 0	$ 634,963						$ 634,963
New issuances of common stock (in shares)																																				23,075,000	2,600,000	11,667,000	5,840,000	(7,023,000)
Issuances of equity related to acquisition										$ 0	$ 0										$ 146,000	$ (57,633)										$ 0	$ 0								$ 58							$ 145,942	$ (57,633)												$ (146,000)	$ 57,633					$ (146,000)	$ 57,633
Issuances of equity related to acquisition (in shares)																																									5,840,000
Net (loss) income	(71,418)											(25,617)											0																											(25,617)		(45,801)																	(45,801)
Contributions from SunEdison	7,354											3,367											0																			3,367										3,987											3,987
Forfeiture of restricted Class A common stock	0											0											0																													0
Forfeiture of restricted Class A common stock (in shares)																																			(101,000)
Dividends paid	(7,249)											(7,249)											0																			(7,249)
Stock-based compensation	5,221											5,221											0																			5,221										0
Other comprehensive loss	(5,466)											(1,637)											0																												(1,637)	(3,829)																		(3,829)
Consolidation of redeemable non-controlling interests			$ 6,460											$ 0											$ 0																													$ 6,460											$ 6,460
Sale of membership interests in projects	162,814											0											0																													162,814											162,814
Distributions to non-controlling interests	(1,323)											0											0																													(1,323)											(1,323)
Adjustments to non-controlling interests	0											(139,109)											0																			(139,109)										139,109											139,109
Ending balance at Dec. 31, 2014	$ 1,515,921											$ 472,099											$ 0											$ 0	$ 387				$ 645		$ 58	$ 498,263								$ (25,617)	$ (1,637)	$ 1,043,822											$ 1,092,809						$ (45,158)	$ (3,829)
Ending balance (in shares) at Dec. 31, 2014	112,584,638			42,218,000				64,526,000		5,840,000																								0	42,218,000				64,526,000		5,840,000